LAND USE RIGHTS, NET (Tables)	9 Months Ended
Sep. 30, 2020
LAND USE RIGHTS, NET
Schedule of Land Use Rights

	2019	2020
	December 31	September 30
	RMB	RMB
Land use rights	674,173,731	803,501,300
Less: accumulated amortization	(76,251,281)	(86,023,897)
Land use rights, net	597,922,450	717,477,403